Submission	Apr. 29, 2026
Submission [Line Items]
Central Index Key	0000078890
Registrant Name	BRINKS CO
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A